Share-based payments- Summary of Restricted Stock Unit Activity ( Parenthetical) (Details)	12 Months Ended
Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Performance target achievement percentage	100.00%